Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Capital Stock

NOTE 5 CAPITAL STOCK

The Company is currently authorized to issue 87,000,000 common shares at $.01 par value per share and 10,000,000 preferred shares at $5.00 par value per share.

During the year ended December 31, 2011, the Company issued to 15,000,000 common shares to an officer of the Company in exchange for $750,000 in services rendered, valued at the closing stock price at the date of issuance.

During the three months ended March 31, 2012, the Company issued 2,000,000 shares of common stock to an unrelated party for service rendered, valued at the closing stock price at the date of issuance.

During the three months ended March31, 2012, the officer returned to the Company 13,000,000 shares to be retired.

The Company had 32,885,900 and 43,885,900 shares of common stock issued and outstanding as of March 31, 2012 and December 31, 2011, respectively.

NOTE 3 CAPITAL STOCK

The Company is currently authorized to issue 100,000,000 common shares at $.01 par value per share and 10,000,000 preferred shares at $5.00 par value per share.

 During the year ended December 31, 2011, the Company issued to 15,000,000 common shares to an officer of the Company in exchange for $750,000 in services rendered, valued at the closing stock price of $.05 per share at the date of issuance.